Note 5 - Investments (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Gains (losses) on remeasuring available-for-sale financial assets, before tax	$ 332	$ 1,198
Income tax relating to available-for-sale financial assets of other comprehensive income	0
Increase (decrease) in fair value of financial assets designated as measured at fair value through profit or loss related credit derivatives or similar instruments	$ 342	$ 44